Other Current Financial Assets - Summary (Details) € in Millions, R$ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)
Disclosure of financial assets [line items]
Other current financial assets	€ 1,078	€ 2,444
Short-term credits
Disclosure of financial assets [line items]
Other current financial assets	192	128
Short-term deposits and guarantees
Disclosure of financial assets [line items]
Other current financial assets	209	439
Short-term deposits and guarantees | Telefónica Brasil, Claro S.A. And TIM S.A.
Disclosure of financial assets [line items]
Other current financial assets		94	R$ 522
Short-term derivative financial assets (Note 19)
Disclosure of financial assets [line items]
Other current financial assets	352	712
Other current financial assets
Disclosure of financial assets [line items]
Other current financial assets	€ 325	€ 1,165